CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, authorized	16,666,667	16,666,667
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	316,666,667	316,666,667
Common stock, issued	153,539,596	133,470,019	127,316,746	114,320,910
Common stock, outstanding	153,539,596	133,470,019	127,316,746	114,320,910
Preferred Stock Class B
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized	3,333,334	3,333,334		3,333,334
Preferred stock, issued	0	200,000	200,000	200,000
Preferred stock, outstanding	0	200,000	200,000	200,000
Liquidation preference	$ 1.50	$ 1.50		$ 1.50
Preferred Stock Class A
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, authorized	3,333,334	3,333,334		3,333,334
Preferred stock, issued	0	0	30,667	30,667
Preferred stock, outstanding	0	0	30,667	30,667
Liquidation preference		$ 0.15		$ 0.15